BALANCES AND TRANSACTIONS WITH RELATED COMPANIES	12 Months Ended
Dec. 31, 2017
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES
20.	BALANCES AND TRANSACTIONS WITH RELATED COMPANIES

Technical, Financial and Operational Assistance Agreement

Pampa Energía is TGS’s technical operator, according to the approval of ENARGAS in June 2004, and subject to the terms and conditions of the Technical Assistance Agreement which provides that Pampa Energía is in charge of providing services related to the operation and maintenance of the natural gas transportation system and related facilities and equipment, to ensure that the performance of the system is in conformity with international standards and in compliance with certain environmental standards. Pursuant to the agreement, Pampa Energía also provides financial advice. For these services, the Company pays a monthly fee based on a percentage of the operating income of the Company. In December 2017, after having obtained the prior approval of ENARGAS, TGS and Pampa Energía renewed the Technical Assistance Agreement for a three-year term as of December 28, 2017, due on December 28, 2020.

For this service, TGS will pay Pampa Energía the higher of: (i) a fixed annual amount of U.S.$ 3.0 million or (ii) 7% of annual comprehensive profits (before financial results and income tax and after deducting also the aforementioned fixed sum) of TGS.

Commercial transactions

In the normal course of its activity, TGS celebrated with Pampa Energía and other companies related to it, agreements to transfer natural gas and its richness. The price, which is denominated in US dollars, is determined according to common market practices.

In addition, in the normal course of business, TGS carries out liquid sales, natural gas transportation services and other services with its associated companies, Pampa Energía and related companies.

On November 1, 2016, Pampa Energía assigned to YPF the operation of the Río Neuquén area and related contracts, which until that date were disclosed as transactions with related parties in the Other Services business segment.

Financial transactions.

Loan agreement with Pampa Energía

On October 5, 2011, TGS granted a U.S.$26 million loan to Pampa Energía. Proceeds from the loan were used by Pampa Energía to exercise the option contained in the “Call Option Agreement”. Additionally, to guarantee compliance with its obligations, Pampa Energy S.A. created a pledge on the rights that correspond to the arbitration actions of Ponderosa Assets LP and Enron Creditors Recovery Corp. against Argentine Government acquired upon exercise of the option mentioned above. For more information, see Note 17.a.

After several extensions of the maturity, on May 7, 2013, the Board of Directors approved the amendments of certain terms and conditions of the loan granted to Pampa Energía, among others:

•	Extended the expiration date until October 6, 2014, with option of an automatic renewal for one additional period of one year. For this reason, the expiration date was October 6, 2015.

•	The applicable interest rate was equivalent to 6.8% annual plus VAT.

On September 30, 2015, the Board of Directors of the Company approved the acquisition of the Rights of the arbitration proceedings. For further information, see Note 17.a

Financial leasing with Pampa Energía

As mentioned in Note 13 on August 11, 2016, the Company entered into a finance lease agreement with Pampa Energía (formerly Petrobras Argentina).

Key management compensation

The accrued amounts corresponding to the compensation of the members of the Board of Directors, the Statutory Committee and the Executive Committee for the years ended December 31, 2017 and 2016 were Ps. 52,643 and Ps. 39,409, respectively.

Acquisition of CTG

On August 8, 2017, the Company acquired the entire shareholding of CTG from Pampa Energía for Ps. 100. The purpose of this company is to carry out various activities related to electric power.

Balances and transactions with related parties

The detail of significant outstanding balances for transactions entered into by TGS and its related parties as of December 31, 2017 and 2016 is as follows:

	2017		2016
Sociedad	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Controlling shareholder:
CIESA	39	-	44	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía (1)	15,681	987,062	114,039	883,781
Associate which exercises significant influence on the controlling shareholder:
Link	520	-	425	-
EGS	-	460	-	602
TGU	-	2,968	-	2,529
Other related companies:
Petrolera Pampa S.A.	-	-	-	2,634
Refinor	-	3,534	-	-
Pampa Comercializadora S.A.	1,882	-	943	-
Petrolera Entre Lomas S.A.	-	-	17	-
Oleoductos del Valle S.A.	1,338	-	297	-
Central Térmica Piedrabuena S.A.	5,189	-	1,224	-
Transener S.A.	30	-	727	-
Total	24,679	994,024	117,716	889,546

(1)Accounts payable includes Ps. 891,365 and Ps. 848,181 corresponding to the financial leasing recorded as "Loans" as of December 31, 2017 and 2016, respectively .

The detail of significant transactions with related parties for the years ended December 31, 2017, 2016 and 2015 is as follows:

Year ended December 31, 2017:

		Revenues			Costs		Financial Results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interests expenses
Controlling shareholder:
CIESA	-	-	-	-	-	92	-
Associate which exercises joint control on the controlling shareholder:					-
Pampa Energía	27,681	57,234	70,492	135,833	354,518	-	65,076
Jointly control entity:
UT	-	-	-	-	-	1,397	-
Associates with significant influence:
Link	-	-	4,587	-	-	-	-
Other related companies:
Petrolera Pampa S.A.	-	-	-	24,850	-	-	-
Refinor S.A.	-	-	-	3,534	-	-	-
Petrolera Entre Lomas S.A.	-	-	-	11,017	-	-	-
Oleoductos del Valle S.A.	4,618	-	958	-	-	-	-
Pampa Comercializadora S.A.	6,647	-	-	-	-	-	-
Central Térmica Piedrabuena S.A.	11,031	-	-	-	-	-	-
Central Térmica Loma La Lata S.A.	-	-	244	-	-	-	-
Experta ART	-	-	-	7,326	-	-	-
Total	49,977	57,234	76,281	182,560	354,518	1,489	65,076

Year ended December 31, 2016:

		Revenues			Costs		Financial Results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interests expenses
Controlling shareholder:
CIESA	-	-	-	-	-	122	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía (1)	21,653	1,140	178,056	81,421	168,008	-	24,464
Associates with significant influence:
Link	-	-	3,924	-	-	-	-
Other related companies:
Compañía Mega S.A.(2)	1,641	82,590	17	-	-	-	-
Experta ART	-	-	-	2,346	-	-	-
Braskem Netherlands BV (2)	-	19,511	-	-	-	-	-
Petroleo Brasileiro (2)	-	265,236	-	-	-	-	-
Petrolera Pampa S.A.	-	-	-	165,771	-	-	-
WEB S.A.	-	-	-	3,325
Oleoductos del Valle S.A.	2,418	-	-	-	-	-	-
Pampa Comercializadora S.A.	3,603	-	-	-	-	-	-
Petrouruguay S.A. (2)	551	51	-	-	-	-	-
Central Térmica Piedrabuena S.A.	7,618	-	-	-	-	-	-
Petrolera Entre Lomas S.A.	-	-	188	24,740
Total	37,484	368,528	182,185	277,603	168,008	122	24,464

(1)
Until July, 27, 2016 includes transactions with P etrobras Argentina S.A. From that date, as a consequence of the merger between P ampa Energía and P etrobras Argentina, includes transactions with both parties.

(2)	As of July 27, 2016, those companies are not considered as related parties due to the acquisition of P etrobras Argentina shares by P ampa Energía as described in Note 1.

Year ended December 31, 2015:

		Revenues			Costs		Financial Results	Other operating income
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interests earned	Acquisition of the rights of the arbitration procedding(1)
Controlling shareholder:
CIESA	-	-	-	-	-	122	-	-
Associate which exercises joint control on the controlling shareholder:
Petrobras Argentina	27,681	2,414	99,481	112,135	52,481	-	-	-
Associate which exercises significant influence on the controlling shareholder:
Pampa Energía	-	-	-	-	-	-	11,348	324,390	(1)
Associate with significant influence:
Link	-	-	3,087	-	-	-	-	-
Other related companies:					-	-	-	-
Compañía Mega S.A.	1,176	63,591	30	-	-	-	-	-
Petrobras Global Trading BV	-	44,058	-	-	-	-	-	-
Braskem Netherlands BV	-	132,101	-	-	-	-	-	-
Petroleo Brasileiro	-	95,618	-	-	-	-	-	-
Petrolera Pampa S.A.	-	-	-	41,332	-	-	-	-
Total	28,857	337,782	102,598	153,467	52,481	122	11,348	324,390

(1)	See Note 17.a)